Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of deferred tax assets and liabilities
Net operating loss carry forwards	$ 4,300,870	$ 2,058,644
Accruals and reserves	277,667	301,000
Credits	543,704	106,000
Stock based compensation	266,598
Total assets	5,388,839	2,465,644
Depreciation	(17,590)	(15,000)
Section 481 adjustment	(897,854)	(1,347,000)
Intangible assets	(1,918,911)	(3,479,000)
Total liabilities	(2,834,355)	(4,841,000)
Less: Valuation allowance	(4,076,000)
Net deferred tax liabilities	$ (1,522,516)	$ (2,374,356)